STOCKHOLDERS' EQUITY- Preferred Stock Outstanding (Parentheticals) - (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series A Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series A Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series B Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series B Preferred Stock	Jun. 30, 2011 Cumulative Convertible Preferred Stock Series C Preferred Stock	Jun. 30, 2013 Cumulative Convertible Preferred Stock Series D Preferred Stock	Dec. 31, 2012 Cumulative Convertible Preferred Stock Series D Preferred Stock
Cumulative Convertible Preferred Stock [Line Items]
Par value of preferred stock (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Shares designated	10,000,000	10,000,000	10,000,000	500,000	500,000	500,000	500,000		4,000,000	4,000,000
Shares issued	1,105,155	1,105,155	1,816,289	269,608	269,608	131,347	131,347	1,286,667	704,200	704,200
Shares outstanding	1,105,155	1,105,155	1,816,289	269,608	269,608	131,347	131,347		704,200	704,200
Liquidation preference				$ 975	$ 975	$ 380	$ 380		$ 7,042	$ 7,042
Cumulative preferred dividends	505	361	436	324	285	78	62		103	14
Preferred stock, issuance costs									$ 1,374	$ 1,374